Net Income (Loss) Per Share (Tables)	12 Months Ended
Dec. 31, 2024
Net Income (Loss) Per Share
Schedule of Computation of Basic and Diluted Net Income (Loss) Per Share

	Year Ended December 31,
(in thousands, except share and per share data)	2024	2023
Net loss from continuing operations	$(215,394)	$(221,762)
Weighted-average common shares outstanding, basic and diluted	114,553,537	94,162,637
Net loss from continuing operations, basic and diluted	$(1.88)	$(2.36)

Net income (loss) from discontinued operations, net of tax	$243,901	$(16,130)
Weighted-average common shares outstanding, basic and diluted	114,553,537	94,162,637
Net income (loss) from discontinued operations, basic and diluted	$2.13	$(0.17)

Net income (loss)	$28,507	$(237,892)
Weighted-average common shares outstanding, basic and diluted	114,553,537	94,162,637
Net income (loss) per share, basic and diluted	$0.25	$(2.53)

Schedule of Outstanding Dilutive Potential Shares Excluded from Calculation of Diluted Net Income (Loss) Per Share

	Year Ended December 31,
	2024	2023
Stock options, performance stock options and shares subject to ESPP	29,274,841	24,083,222
Restricted stock units	901,104	2,266,387
Shares issuable upon conversion of 2026 Convertible Notes	11,942,152	11,942,152
Total	42,118,097	38,291,761